Average Annual Total Returns	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) One Year	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I Ten Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Water Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Ten Years	Prospectus #1 Calvert Global Water Fund Class A One Year	Prospectus #1 Calvert Global Water Fund Class A Five Years	Prospectus #1 Calvert Global Water Fund Class A Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Water Fund Class C One Year	Prospectus #1 Calvert Global Water Fund Class C Five Years	Prospectus #1 Calvert Global Water Fund Class C Ten Years	Prospectus #1 Calvert Global Water Fund Class I One Year	Prospectus #1 Calvert Global Water Fund Class I Five Years	Prospectus #1 Calvert Global Water Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	(18.36%)	5.22%	7.97%	(16.63%)	9.90%	12.37%	(16.63%)	9.90%	(23.37%)	19.67%	16.38%	(21.99%)	7.44%	7.03%	(21.98%)	7.38%	6.97%	(12.80%)	6.20%	5.97%	(19.01%)	7.80%	6.90%	(17.42%)	8.93%	7.99%	(18.36%)	5.22%	7.97%	(18.96%)	5.82%	9.41%	(18.96%)	5.82%	(20.95%)	4.24%	8.58%	(23.83%)	3.45%	5.67%	(24.05%)	3.31%	5.03%	(13.88%)	2.86%	4.43%	(20.99%)	3.82%	5.60%	(19.40%)	4.87%	6.58%	(20.44%)	4.12%	9.01%	(20.52%)	5.06%	9.99%	(20.75%)	4.26%	8.27%	(11.92%)	3.93%	7.77%	(17.57%)	5.40%	9.91%	(15.91%)	6.48%	11.02%	(15.83%)	6.53%	11.05%	Feb. 01, 2019	(16.74%)	(0.48%)	1.25%	(15.87%)	(0.88%)	0.63%	(16.51%)	(1.66%)	(0.21%)	(9.38%)	(1.06%)	0.09%	(12.78%)	0.05%	1.31%	(12.72%)	0.11%	1.34%	Feb. 01, 2019